Retirement-Related Benefits - All Retirement Plans Cost (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost				$ 440	$ 991	$ 924
Total retirement-related benefits net periodic cost				4,478	1,149	7,732
Pension settlement charges				3,113	0	5,894
Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost				3,918	30	6,693
Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost				120	128	115
United States
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost				57	615	555
Total retirement-related benefits net periodic cost				3,402	378	6,497
Pension settlement charges		$ 2,700
United States | Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost				3,265	(329)	5,857
Pension settlement charges			$ 5,900
United States | Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost				79	92	85
Non-U.S. Plans
RETIREMENT-RELATED BENEFITS
Total defined contribution plans cost				383	376	369
Total retirement-related benefits net periodic cost				1,077	771	1,235
Pension settlement charges	$ 400
Non-U.S. Plans | Pension Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost				652	359	836
Non-U.S. Plans | Other Postretirement Benefits Plan
RETIREMENT-RELATED BENEFITS
Total defined benefit pension plans (income)/cost				$ 41	$ 36	$ 30